Consolidated Statements of Profit or Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
REVENUE	$ 5,268.5	$ 4,540.4	$ 4,197.2
Cost of sales and services	(4,358.9)	(3,628.2)	(3,537.6)
GROSS PROFIT	909.6	912.2	659.6
OPERATING INCOME (EXPENSE)
Administrative	(204.9)	(184.9)	(153.2)
Selling	(314.7)	(274.4)	(226.4)
Expected credit (losses) reversal	10.2	(17.4)	13.0
Research	(90.3)	(110.0)	(43.0)
Other expenses, net	(5.6)	(444.5)	(49.8)
Equity in associates	10.2	8.5	1.1
OPERATING INCOME (LOSS) BEFORE FINANCIAL RESULT	314.5	(110.5)	201.3
Financial income	128.6	121.9	74.8
Financial expenses	(321.9)	(245.4)	(274.2)
Foreign exchange gain (loss) , net	(0.5)	28.2	25.5
INCOME (LOSS) BEFORE INCOME TAX	120.7	(205.8)	27.4
Income tax	43.6	2.3	(70.9)
INCOME (LOSS) FOR THE YEAR	164.3	(203.5)	(43.5)
Attributable to:
Owners of Embraer	164.0	(185.4)	(44.7)
Non-controlling interests	$ 0.3	$ (18.1)	$ 1.2
Earnings (loss) per share - basic in US$	$ 0.22	$ (0.25)	$ (0.06)
Earnings (loss) per share - diluted in US$	$ 0.22	$ (0.25)	$ (0.06)